                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4854

                               The Oberweis Funds
               (Exact name of registrant as specified in charter)

      951 Ice Cream Drive, Suite 200, North Aurora, IL 60542
             (Address of principal executive offices)           (Zip code)

           James W. Oberweis                      Copy to: James A. Arpaia
         The Oberweis Funds               Vedder, Price, Kaufman, & Kammholz, P.C.
   951 Ice Cream Drive, Suite 200           222 North LaSalle Street, Suite 2600
        North Aurora, IL 60542                       Chicago, IL  60601
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
        The Annual Report to Stockholders Follows.

PRESIDENT'S LETTER

Dear Fellow Oberweis Funds Shareholder:

I am pleased to report positive returns for all three Oberweis Funds portfolios again in 2004. For the year, the Oberweis Micro-Cap Portfolio appreciated +2.19%, the Emerging Growth Portfolio appreciated +6.29%, and the Mid-Cap Portfolio appreciated +5.10%. These gains come on the heels of +108.93%, +67.70%, and +55.97% returns, respectively, for the Micro-Cap, Emerging Growth, and Mid-Cap Portfolios in 2003.

Although the funds delivered positive results in 2004, the returns were lower than those of the Russell 2000 Growth Index, which appreciated +14.31%, and the Russell 2500 Growth Index, which appreciated +14.59%. The Oberweis Funds invest in companies with exceptionally high rates of growth. Within the Russell 2000 Growth universe, stocks of companies with particularly high rates of earnings growth performed very well in 2003, but did not perform well during the first nine months of 2004. In the final quarter of the year, however, high growth small-cap equities resumed market leadership and all three Oberweis Funds portfolios experienced significant appreciation. One should expect to see the Funds' quarterly and even yearly results heavily influenced by the cycles of the market. However, over time these cycles tend to average out and the ability of the investment management team to add value becomes clearer. For example, the Micro-Cap Portfolio returned an average of 14.98% annually after fees over the last five years, compared to -3.57% annually for the Russell 2000 Growth Index over the same period. Of course, past performance offers no guarantee of future returns.

Our investment strategy remains steadfast in each of the three portfolios. We seek to attain excess return through superior individual stock selection. We strive to identify companies which have exceptionally high growth potential, are not widely followed by institutional investors, and can be purchased at low valuations in relation to their expected rates of growth. The companies in each portfolio have average growth rates in excess of 50%. The average forward 12-month P/E ratio as of year-end was 26.3 times for the Micro-Cap Portfolio,
27.9 times for the Emerging Growth Portfolio, and 25.3 times for the Mid-Cap Portfolio. At year-end, the weighted-average market cap for the Micro-Cap, Emerging Growth, and Mid-Cap Portfolios was $262 million, $738 million, and $2.8 billion, respectively. All three portfolios are currently open to new investors and shares may be purchased either directly through the Fund or through one of our many brokerage firm partners.

Thank you for investing with us in The Oberweis Funds. If you have any questions about your account, please call our shareholder service representatives at (800) 245-7311. You may also download a prospectus and purchase shares online at www.oberweisfunds.com.

Sincerely,


/s/ James D. Oberweis                   /s/ James W. Oberweis
-------------------------------------   ----------------------------------------
James D. Oberweis                       James W. Oberweis
President                               Senior Vice President
Portfolio Manager                       Portfolio Manager

                               THE OBERWEIS FUNDS
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Oberweis Funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing, profitable companies. The Oberweis Micro-Cap Portfolio appreciated +2.19% and the Emerging Growth Portfolio appreciated +6.29%. For comparison, the benchmark Russell 2000 Growth Index appreciated +14.31%. The Oberweis Mid-Cap Portfolio appreciated +5.10%. For comparison, the Russell 2500 Growth Index appreciated +14.59%. In most periods, investors are willing to pay a premium P/E multiple to invest in companies with high growth potential. In 2003, that premium expanded significantly and stocks in high growth companies performed very well. In 2004, we observed the opposite effect and companies with exceptionally high rates of earnings growth delivered smaller gains than the Russell 2000 Growth Index overall. Because The Oberweis Funds specialize in companies with exceptionally high rates of earnings growth, performance of the Portfolios trailed that of their respective benchmarks for the year. However, over longer periods of time, the Micro-Cap and Emerging Growth portfolios have significantly outperformed their benchmarks. Specifically, over the last three years, the Micro-Cap and Emerging Growth Portfolios achieved average annual gains of 20.84% and 10.53%, respectively, versus an average annual gain of 5.79% for the Russell 2000 Growth Index. The Mid-Cap Portfolio returned an average annual gain of 3.33% over the same period, which was lower than the other portfolios due to the poor performance of mid-cap technology shares in 2002. The Russell 2500 Growth Index returned an average of 5.93% annually.

The Micro-Cap Portfolio particularly benefited from investments in Novatel, Hurco Companies, Innodata Isogen, Palomar Medical Technology, and Somanetics. The Emerging Growth Portfolio derived significant gains from investments in Ceradyne, Tessera Technologies, SFBC International, Silicon Image, and Euronet Worldwide. The Mid-Cap portfolio particularly benefited from investments in Research In Motion, Autodesk, Cognizant Technology Solutions, Urban Outfitters, and Intuitive Surgical.

The portfolio turnover rate was somewhat low in 2004 at 58% for the Micro-Cap Portfolio, 55% for the Emerging Growth portfolio, and 86% for the Mid-Cap Portfolio. The expense ratios of the three portfolios were 1.70% for Micro-Cap, 1.44% for Emerging Growth and 1.96% for Mid-Cap. The average commission rate paid by each portfolio for agency transactions was low at approximately two cents per share traded. This rate compares quite favorably to most other mutual funds.

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Emerging Growth Portfolio

Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              98.3%
Commercial Paper                                                            1.7%
Other Assets in excess of Liabilities                                       0.0%
                                                                          -----
                                                                          100.0%

Top Holdings
--------------------------------------------------------------------------------
Tessera Technologies, Inc.                                                  3.4%
Ceradyne, Inc.                                                              3.0%
LCA-Vision, Inc.                                                            2.9%
Silicon Image, Inc.                                                         2.7%
Central European Distribution Corp.                                         2.7%
SFBC International, Inc.                                                    2.5%
Altiris, Inc.                                                               2.4%
aQuantive, Inc.                                                             2.1%
Euronet Worldwide, Inc.                                                     2.0%
Hansen Natural Corp.                                                        1.8%
Other Holdings                                                             74.5%
                                                                          -----
                                                                          100.0%

Top Industries
--------------------------------------------------------------------------------
Computer Software & Services                                               11.1%
Drug & Pharmaceutical                                                       9.5%
Electronics - Semiconductors                                                8.6%
Communication Technology                                                    7.2%
Advertising Agency                                                          6.3%
Service Commercial                                                          4.6%
Biotechnology                                                               4.5%
Healthcare Facilities                                                       4.2%
Computer Technology                                                         3.7%
Oil Crude Producer                                                          3.4%
Other Industries                                                           36.9%
                                                                          -----
                                                                          100.0%

                               THE OBERWEIS FUNDS
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                    (cont'd.)

Oberweis Micro-Cap Portfolio

Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                              96.8%
Commercial Paper                                                            2.8%
Other Assets in excess of Liabilities                                       0.4%
                                                                          -----
                                                                          100.0%

Top Holdings
--------------------------------------------------------------------------------
Palomar Medical Technologies, Inc.                                          3.9%
Central European Distribution Corp.                                         3.8%
Hurco Cos., Inc.                                                            3.4%
Sonic Solutions, Inc.                                                       3.4%
Mind CTI Ltd.                                                               3.3%
Innodata Isogen, Inc.                                                       3.2%
Somanetics Corp.                                                            2.8%
International DisplayWorks, Inc.                                            2.8%
Novatel Wireless, Inc.                                                      2.6%
Kensey Nash Corp.                                                           2.4%
Other Holdings                                                             68.4%
                                                                          -----
                                                                          100.0%

Top Industries
--------------------------------------------------------------------------------
Computer Software & Services                                               18.7%
Electronics                                                                 7.0%
Communication                                                               6.7%
Wholesale                                                                   5.6%
Electronics Semi-Conductors                                                 5.0%
Health Care - Medical & Dental                                              4.9%
Electronic Medical Systems                                                  4.7%
Control & Filter Devices                                                    4.6%
Banks                                                                       4.4%
Technology - Electronics                                                    3.6%
Other Industries                                                           34.8%
                                                                          -----
                                                                          100.0%

Oberweis Mid-Cap Portfolio

Asset Allocation
--------------------------------------------------------------------------------
Common Stocks                                                            100.9%
Other Liabilities in excess of Assets                                     (0.9%)
                                                                          -----
                                                                         100.0%

Top Holdings
--------------------------------------------------------------------------------
Sigmatel, Inc.                                                             3.7%
Urban Outfitters, Inc.                                                     3.6%
PetroKazakhstan, Inc.                                                      3.5%
Silicon Image, Inc.                                                        3.2%
Desarrolladora Homex                                                       2.9%
Intuitive Surgical, Inc.                                                   2.9%
AutoDesk, Inc.                                                             2.8%
L-3 Communications Holdings, Inc.                                          2.8%
Cognizant Technology Solutions Corp.                                       2.7%
Marvell Technology Group Ltd.                                              2.7%
Other Holdings                                                            69.2%
                                                                         -----
                                                                         100.0%

Top Industries
--------------------------------------------------------------------------------
Electronics Semi-Conductors                                               12.4%
Computer Software & Services                                              12.0%
Retail                                                                     7.6%
Communication Technology                                                   7.2%
Drugs & Pharmaceuticals                                                    6.7%
Electronic Medical Systems                                                 5.0%
Textile                                                                    4.2%
Medical & Dental Instruments / Supplies                                    4.1%
Biotech Research                                                           4.0%
Household Furnishings                                                      3.6%
Other Industries                                                          33.2%
                                                                         -----
                                                                         100.0%

                               THE OBERWEIS FUNDS
                    MANAGEMENT DISCUSSION OFFUND PERFORMANCE

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/04

                                                  Since
                        One     Five     Ten    Inception
                       Year    Years    Years     1/7/87
                      ------   -----   ------   ---------
OBEGX                  +6.29%  +3.92%  +11.11%   +12.09%
Russell 2000          +18.33%  +6.61%  +11.53%   +10.48%
Russell 2000 Growth   +14.31%  -3.57%   +7.12%    +7.76%

                     Growth of an Assumed $10,000 Investment
                    from January 7, 1987 to December 31, 2004

                                     [CHART]

                                   Line chart

           Oberweis Emerging
       Growth Portfolio (OBEGX)   Russell 2000   Russell 2000 Growth
       ------------------------   ------------   -------------------
                $10,000              $10,000           $10,000
1987            $ 9,094              $ 8,535           $ 8,953
1988            $ 9,612              $10,670           $10,776
1989            $12,012              $12,406           $12,950
1990            $12,062              $ 9,989           $10,695
1991            $22,573              $14,589           $16,170
1992            $25,653              $17,275           $17,426
1993            $28,147              $20,536           $19,757
1994            $27,157              $20,161           $19,276
1995            $38,716              $25,897           $25,260
1996            $47,413              $30,169           $28,105
1997            $43,340              $36,916           $31,744
1998            $42,009              $35,976           $32,134
1999            $64,348              $43,623           $45,981
2000            $57,469              $42,305           $35,668
2001            $57,740              $43,357           $32,300
2002            $43,746              $34,476           $22,579
2003            $73,362              $50,767           $33,539
2004            $77,975              $60,073           $38,337

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/04

                                          Since
                        One     Five    Inception
                       Year     Years     1/1/96
                      ------   ------   ---------
OBMCX                  +2.19%  +14.98%   +14.59%
Russell 2000          +18.33%   +6.61%    +9.79%
Russell 2000 Growth   +14.31%   -3.57%    +3.51%

                     Growth of an Assumed $10,000 Investment
                    from January 1, 1996 to December 31, 2004

                                     [CHART]

                                   Line chart

                      Oberweis Micro-Cap
       Russell 2000    Portfolio (OBMCX)   Russell 2000 Growth
       ------------   ------------------   -------------------
         10,000.42         10,000.00             9,999.75
1996     11,649.91         12,280.00            11,126.00
1997     14,255.19         13,590.00            12,566.00
1998     13,892.36         14,180.00            12,271.00
1999     16,845.33         16,940.00            18,202.00
2000     16,336.43         15,585.47            14,120.00
2001     16,742.57         19,303.43            12,817.00
2002     13,313.09         15,953.82             8,938.00
2003     19,604.04         33,332.61            13,277.00
2004     23,197.34         34,061.84            15,177.00

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/04

                                         Since
                        One     Five   Inception
                       Year    Years    9/15/96
                      ------   -----   ---------
OBMDX                  +5.10%  -9.50%    +6.71%
Russell 2500 Growth   +14.59%  -2.31%    +6.56%
Russell 2000 Growth   +14.31%  -3.57%    +4.18%

                     Growth of an Assumed $10,000 Investment
                  from September 15, 1996 to December 31, 2004

                                     [CHART]

                                   Line chart

        Oberweis Mid-Cap
       Portfolio (OBMDX)   Russell 2000 Growth   Russell 2500 Growth
       -----------------   -------------------   -------------------
             10,000               10,000                10,000
1996         10,290               10,299                10,357
1997         10,846               11,632                11,886
1998         13,271               11,775                12,254
1999         28,230               16,849                19,052
2000         24,548               13,070                15,987
2001         15,529               11,864                14,255
2002         10,453                8,274                10,107
2003         16,303               12,290                14,789
2004         17,135               14,048                16,946

/(1)/Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell 2500 Growth Index measures the performance of Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

                       OBERWEIS EMERGING GROWTH PORTFOLIO

                            Portfolio of Investments

                     December 31, 2004 (value in thousands)

Shares          Company (Closing Price)                                   Value
--------------------------------------------------------------------------------
                COMMON STOCKS - 98.3%
                Consumer Discretionary
                Advertising Agency - 6.3%
405,600         aQuantive, Inc. @ 8.940                                 $  3,626
105,607         Greenfield Online, Inc. @ 21.990                           2,322
169,300         ValueClick, Inc. @ 13.330                                  2,257
136,450         Ventiv Health, Inc. @ 20.320                               2,773
                                                                        --------
                                                                          10,978
                                                                        --------
                Consumer Discretionary
                Commercial Information Service - 1.7%
 36,100         Ask Jeeves, Inc. @ 26.750                                    966
 77,871         Audible, Inc. @ 26.050                                     2,028
                                                                        --------
                                                                           2,994
                                                                        --------
                Consumer Discretionary
                Consumer Electronics - 0.5%
 45,948         Sohu.com, Inc. @ 17.710                                      814
                                                                        --------
                Consumer Discretionary - Consumer
                Products - 1.0%
 51,165         USANA Health Sciences, Inc. @ 34.200                       1,750
                                                                        --------
                Consumer Discretionary - Retail - 2.2%
 61,927         Build-A-Bear Workshop, Inc. @ 35.150                       2,177
 37,849         Chico's FAS, Inc. @ 45.530                                 1,723
                                                                        --------
                                                                           3,900
                                                                        --------
                Consumer Discretionary - Service
                Commercial - 4.6%
 66,988         China Finance Online Co. Ltd. @ 11.020                       738
 57,637         Ctrip.com International Ltd. @ 46.020                      2,653
 94,261         eLong, Inc. @ 18.650                                       1,758
 30,000   /(a)/ Travelzoo, Inc. @ 95.430                                   2,863
                                                                        --------
                                                                           8,012
                                                                        --------
                Consumer Discretionary - Shoes - 1.1%
 41,012         Deckers Outdoor Corp. @ 46.990                             1,927
                                                                        --------
                Consumer Discretionary - Wholesale - 2.7%
160,840         Central European Distribution Corp.
                @ 29.540                                                   4,751
                                                                        --------
                Consumer Soft Drinks - 1.8%
 86,869         Hansen Natural Corp. @ 36.410                              3,163
                                                                        --------
                Financial Services - Diverse - 2.0%
134,368         Euronet Worldwide, Inc. @ 26.020                           3,496
                                                                        --------
                Financial Services - Insurance - 0.5%
 54,115         HealthExtras, Inc. @ 16.300                                  882
                                                                        --------
                Financial Services - Misc. - 1.6%
 68,000         Portfolio Recovery Associates, Inc.
                @ 41.220                                                  $2,803
                                                                        --------
                Health Care - Biotechnology - 4.5%
133,826         Anika Therapeutics, Inc. @ 9.150                           1,224
 52,481         ArthroCare Corp. @ 32.060                                  1,683
203,275         InKine Pharmaceutical Co. @ 5.430                          1,104
 57,089         Kensey Nash Corp. @ 34.530                                 1,971
171,222         Third Wave Technologies, Inc. @ 8.600                      1,473
 38,712         Vnus Medical Technologies, Inc. @ 13.520                     523
                                                                        --------
                                                                           7,978
                                                                        --------
                Health Care - Drugs
                & Pharmaceuticals - 9.5%
 35,455         Able Laboratories, Inc. @ 22.750                             807
 91,861         Bone Care International, Inc. @ 27.850                     2,558
103,595         Connetics Corp. @ 24.290                                   2,516
320,052         DRAXIS Health, Inc. @ 4.960                                1,587
 50,146         Kos Pharmaceuticals, Inc. @ 37.640                         1,888
 44,852         Salix Pharmaceuticals, Ltd. @ 17.590                         789
110,400         SFBC International, Inc. @ 39.500                          4,361
 47,991         United Therapeutics Corp. @ 45.150                         2,167
                                                                        --------
                                                                          16,673
                                                                        --------
                Health Care - Electronic Medical
                Systems - 0.7%
 78,808         eResearch Technology, Inc. @ 15.850                        1,249
                                                                        --------
                Health Care - Facilities - 4.2%
 67,325         American Healthways, Inc. @ 33.040                         2,224
219,921       * LCA- Vision, Inc. @ 23.390                                 5,144
                                                                        --------
                                                                           7,368
                                                                        --------
                Health Care - Management Services - 1.0%
 62,144         Centene Corp. @ 28.350                                     1,762
                                                                        --------
                Health Care - Medical & Dental
                Services - 3.2%
 14,523         Advanced Neuromodulation
                Systems, Inc. @ 39.460                                       573
 79,000         Kyphon, Inc. @ 25.760                                      2,035
 58,800         Laserscope, Inc. @ 35.910                                  2,112
 87,424         LifeCell Corp. @ 10.220                                      893
                                                                        --------
                                                                           5,613
                                                                        --------
                Material Products - Building
                Materials - 1.0%
 35,068         Trex Co., Inc. @ 52.440                                    1,839
                                                                        --------
                Materials & Production - Misc. Materials
                & Commodity - 3.0%
 91,500         Ceradyne, Inc. @ 57.210                                    5,235
                                                                        --------

See accompanying notes to financial statements.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares                Company (Closing Price)                             Value
--------------------------------------------------------------------------------
            Material Products - Textile - 1.2%
100,136     DHB Industries, Inc. @ 19.040                               $  1,907
                                                                        --------
            Other Energy - Misc. - 1.1%
 85,570     Veritas DGC, Inc. @ 22.410                                     1,918
                                                                        --------
            Other Energy - Oil Crude Producer - 3.4%
254,111     Carrizo Oil & Gas, Inc. @ 11.300                               2,872
 28,086     Petroleum Development Corp. @ 38.570                           1,083
 66,621     Whiting Petroleum Corp. @ 30.250                               2,015
                                                                        --------
                                                                           5,970
                                                                        --------
            Producer Durables - Aerospace - 1.1%
 56,222     MTC Technologies, Inc. @ 33.570                                1,887
                                                                        --------
            Producer Durables - Control - and Filer Device - 0.9%
 76,813     Veeco Instruments, Inc. @ 21.070                               1,618
                                                                        --------
            Producer Durables - Homebuilding - 1.1%
 84,184     Desarrolladora Homex S.A.
            Development Corp. @ 23.650                                     1,991
                                                                        --------
            Producer Durables - Machinery
            Agriculture - 0.5%
 38,681     Gehl Co. @ 23.350                                                903
                                                                        --------
            Producer Durables - Machinery
            Construction - 1.2%
 44,067     A.S.V., Inc. @ 47.900                                          2,111
                                                                        --------
            Producer Durables - Machinery
            Specialty - 0.2%
 18,126   * JLG Industries, Inc. @ 19.630                                    356
                                                                        --------
            Producer Durables - Misc. - 1.5%
112,399     Turbochef Technologies, Inc. @ 22.880                          2,572
                                                                        --------
            Producer Durables - Production
            Tech Equipment - 0.5%
 53,059     Rudolph Technologies, Inc. @ 17.170                              911
                                                                        --------
            Producer Durables -
            Telecommunications - 1.2%
61,726    * Applied Signal Technology, Inc. @ 35.250                       2,176
                                                                        --------
            Technology - Communication -
            Technology - 7.2%
134,848     Alvarion Ltd. @ 13.260                                      $  1,788
127,650     Audiocodes Ltd. @ 16.610                                       2,120
 29,325     Catapult Communications Corp. @ 24.160                           708
133,494     Ixia @ 16.810                                                  2,244
106,808     Sierra Wireless, Inc. @ 17.680                                 1,888
121,802     Ulticom, Inc. @ 16.030                                         1,953
 80,490     ViaSat, Inc. @ 24.270                                          1,954
                                                                        --------
                                                                          12,655
                                                                        --------
            Technology - Computer Services
            Software and Systems - 11.1%
118,821     Altiris, Inc. @ 35.430                                         4,210
167,373     Callwave, Inc. @ 15.440                                        2,584
 60,568     Digital River, Inc. @ 41.610                                   2,520
 49,503     Infocrossing, Inc. @ 16.930                                      838
108,313     Merge Technologies, Inc. @ 22.250                              2,410
105,812     Radvision Ltd. @ 13.470                                        1,425
152,555     Rightnow Technologies, Inc. @ 16.150                           2,464
 84,446     SafeNet, Inc. @ 36.740                                         3,103
                                                                        --------
                                                                          19,554
                                                                        --------
            Technology - Computer
            Technology - 3.7%
105,740     M-Systems Flash Disk @ 19.720                                  2,085
204,676     Mobility Electronics, Inc. @ 8.580                             1,756
 89,335     Synaptics, Inc. @ 30.580                                       2,732
                                                                        --------
                                                                           6,573
                                                                        --------
            Technology - Electronics - 0.4%
 24,558   * BEI Technologies, Inc. @ 30.880                                  758
                                                                        --------
            Technology - Electronics
            Semi-Conductors - 8.6%
157,038     Powerdsine Ltd. @ 13.710                                       2,153
 58,589     Sigmatel, Inc. @ 35.530                                        2,081
293,000     Silicon Image, Inc. @ 16.460                                   4,823
160,300     Tessera Technologies, Inc. @ 37.210                            5,965
                                                                        --------
                                                                          15,022
                                                                        --------
            Technology - Electronics Tech - 0.3%
 14,961     Innovative Solutions and
            Support, Inc. @ 33.360                                           499
                                                                        --------
            Total Common Stocks
            (Cost: $119,899,000)                                        $172,568
                                                                        --------

See accompanying notes to financial statements.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Face Amount                                                               Value
--------------------------------------------------------------------------------

              COMMERCIAL PAPER - 1.7%

 $3,000,000   Sears Roebuck Acceptance Corp. 2.05%, due 01-05-05        $  3,000
                                                                        --------
              Total Commercial Paper
              (Cost: $3,000,000)                                           3,000
                                                                        --------
              Total Investments - 100.0%
              (Cost: $122,899,000)                                       175,568
              Other Assets less Liabilities - 0.0%                            46
                                                                        --------
              NET ASSETS - 100%                                         $175,614
                                                                        ========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* Income producing security during the year ended December 31, 2004. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2004.

Based on the cost of investments of $122,899,000 for federal income tax purposes at December 31, 2004, the aggregate gross unrealized appreciation was $55,069,000, the aggregate gross unrealized depreciation was $2,400,000 and the net unrealized appreciation of investments was $52,669,000.

     /(a)/ The following security is subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of December 31, 2004. The aggregate value of restricted securities was $2,863,000 or 0.2% of net assets at December 31, 2004.

     Travelzoo, Inc. 30,000 shares purchased in September, 2004 at a cost of $1,200,000.

See accompanying notes to financial statements.

                          OBERWEIS MICRO-CAPPORTFOLIO

                            Portfolio of Investments

                     December 31, 2004 (value in thousands)

Shares        Company (Closing Price)                                     Value
--------------------------------------------------------------------------------
              COMMON STOCKS - 96.8%
              Automotive Transportation - Auto Parts - 0.8%
   48,496     IMPCO Technologies, Inc. @ 7.550                            $  366
                                                                          ------
              Automotive Transportation - Automobiles - 0.7%
   49,196     Cycle Country Accessories Corp. @ 6.300                        310
                                                                          ------
              Consumer Discretionary - Consumer Electronics - 0.8%
   20,528     FindWhat.com @ 17.730                                          364
                                                                          ------
              Consumer Discretionary - Education Services - 0.7%
   28,908     Competitive Technology, Inc. @ 11.090                          321
                                                                          ------
              Consumer Discretionary - Leisure Time - 1.5%
   44,915   * Aldila, Inc. @ 15.250                                          685
                                                                          ------
              Consumer Discretionary - Misc. - 1.0%
   33,404     Barrett Business Services, Inc. @ 13.820                       462
                                                                          ------
              Consumer Discretionary - Restaurants - 0.9%
   64,190     Granite City Food & Brewery Ltd. @ 4.900                       315
    9,751     Mexican Restaurants, Inc. @ 8.960                               87
                                                                          ------
                                                                             402
                                                                          ------
              Consumer Discretionary - Retail - 1.2%
   30,283     Celebrate Express, Inc. @ 19.000                               575
                                                                          ------
              Consumer Discretionary - Service Commercial - 2.6%
  121,064     Health Grades, Inc. @ 2.900                                    351
   30,913     First Advantage Corp. @ 20.400                                 631
   17,400     Greg Manning Auctions, Inc. @ 12.370                           215
    1,499     Total Logistics, Inc. @ 26.960                                  40
                                                                          ------
                                                                           1,237
                                                                          ------
              Consumer Discretionary - Wholesale - 5.6%
   59,381     Central European Distribution Corp. @ 29.540                 1,754
   58,672   * Programmer's Paradise, Inc. @ 14.780                           867
                                                                          ------
                                                                           2,621
                                                                          ------
              Consumer Staples - Food - 0.6%
   37,625     SunOpta, Inc. @ 7.180                                          270
                                                                          ------
              Financial Services - Banks - 4.4%
   13,335     Dearborn Bankcorp. Inc. @ 29.160                            $  389
    7,964     First Regional Bankcorp, Inc. @ 54.000                         430
   44,468     Pinnacle Financial Partners, Inc. @ 22.620                   1,006
    6,970     Silver State Bancorp, Inc. @ 29.950                            209
                                                                          ------
                                                                           2,034
                                                                          ------
              Financial Services - Insurance - 0.5%
   15,659     HealthExtras, Inc. @ 16.300                                    255
                                                                          ------
              Financial Services - REITS - 0.5%
   20,888     WebSideStory, Inc. @ 12.430                                    260
                                                                          ------
              Health Care - Biotechnology - 3.6%
   62,560     Anika Therapeutics, Inc. @ 9.150                               572
   32,197     Kensey Nash Corp. @ 34.530                                   1,112
                                                                          ------
                                                                           1,684
                                                                          ------
              Health Care - Drugs and Pharmaceuticals - 1.4%
   28,600     Able Laboratories, Inc. @ 22.750                               651
                                                                          ------
              Health Care - Electronic Medical Systems - 4.7%
   25,317     Candela Corp. @ 11.360                                         288
   10,000     Quality Systems, Inc. @ 59.800                                 598
   85,622     Somanetics Corp. @ 15.410                                    1,319
                                                                          ------
                                                                           2,205
                                                                          ------
              Health Care - Facilities - 3.1%
  133,211     PainCare Holdings, Inc. @ 3.050                                406
   28,400     Psychiatric Solutions, Inc. @ 36.560                         1,039
                                                                          ------
                                                                           1,445
                                                                          ------
              Health Care - Medical & Dental - 4.9%
   18,534     Abiomed, Inc. @ 15.440                                         286
   70,000     Palomar Medical Technologies, Inc. @ 26.070                  1,825
   17,082     Vascular Solutions, Inc. @ 10.020                              171
                                                                          ------
                                                                           2,282
                                                                          ------
              Medical - Vitamins & Nutritional Products - 0.4%
   47,700     Advanced Nutraceuticals, Inc. @ 4.000                          191
                                                                          ------
              Medical Products - Chemicals - 0.8%
   52,719   * Northern Technology International Corp. @ 6.850                361
                                                                          ------
              Medical Products - Engineering & Contracting Services - 1.0%
   18,410   * VSE Corp. @ 25.170                                             463
                                                                          ------

See accompanying notes to financial statements.

                          OBERWEIS MICRO-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

 Shares         Company (Closing Price)                                    Value
--------------------------------------------------------------------------------
                Other Energy - Oil Crude Producer - 1.8%
 26,290         Dawson Geophysical Co. @ 21.720                          $   571
 20,200         Edge Petroleum Corp. @ 14.580                                295
                                                                         -------
                                                                             866
                                                                         -------
                Producer Durables - Control and Filter Devices - 4.6%
 78,678         Allied Motion Technologies, Inc. @ 7.220                     568
 95,300         Hurco Cos., Inc. @ 16.500                                  1,572
                                                                         -------
                                                                           2,140
                                                                         -------
                Producer Durables - Electrical Equipment - 3.4%
 70,000         Sonic Solutions, Inc. @ 22.440                             1,571
                                                                         -------
                Producer Durables - Electronics - 7.0%
 24,608         FARO Technologies, Inc. @ 31.180                             767
 31,845         I.D. Systems, Inc. @ 18.660                                  594
 28,439         Imaging Sensing Systems, Inc. @ 16.900                       481
 61,323         IRIS International @ 9.750                                   598
 19,195         NovAtel, Inc. @ 44.390                                       852
                                                                         -------
                                                                           3,292
                                                                         -------
                Producer Durables - Machinery - 1.7%
 28,437         ICOS Vision Systems Corp. N.V. @ 28.060                      798
                                                                         -------
                Producer Durables - Office - 1.2%
 45,797         Optimal Group, Inc. @ 11.780                                 539
                                                                         -------
                Technology - Communication - 6.7%
238,255         RELM Wireless Corp. @ 2.250                                  536
104,721         Ceragon Networks Ltd. @ 6.730                                705
 62,558         Novatel Wireless, Inc. @ 19.410                            1,214
 99,394         Socket Communications, Inc. @ 2.000                          199
 27,868         Sunair Electronics, Inc. @ 16.510                            460
                                                                         -------
                                                                           3,114
                                                                         -------
                Technology - Computer Service
                Software & Systems - 18.7%
 36,966         Astea International, Inc. @ 6.750                            249
252,281         Communication Intelligence Corp. @ 0.595                     150
 53,940         Citadel Security Software, Inc. @ 2.600                      140
 26,836         Datatrak International, Inc. @ 10.950                        294
150,377         Innodata Isogen, Inc. @ 9.840                              1,480
 41,918         Merge Technologies, Inc. @ 22.250                            933
268,100         Mind CTI Ltd. @ 5.820                                      1,560
 32,545         Moldflow Corp. @ 15.900                                      517
 19,100         SafeNet, Inc. @ 36.740                                       702
 15,024         SI International, Inc. @ 30.760                              462
100,115         Smith Micro Software, Inc. @ 8.950                           896
127,008         VASCO Data Security International, Inc. @ 6.620              841
103,693         Youbet.com, Inc. @ 5.060                                     525
                                                                         -------
                                                                           8,749
                                                                         -------
                Technology - Computer Technology - 1.4%
 62,994         CyberGuard Corp. @ 6.300                                 $   397
 68,032         Visual Networks, Inc. @ 3.480                                237
                                                                         -------
                                                                             634
                                                                         -------
                Technology - Electronics - 3.6%
356,096         Arotech Corp. @ 1.620                                        577
 50,346       * Frequency Electronics Corp. @ 14.850                         748
 52,542         Spectrum Control, Inc. @ 7.260                               381
                                                                         -------
                                                                           1,706
                                                                         -------
                Technology - Electronics
                Semi - Conductors - 5.0%
142,900         International Display Works, Inc. @ 9.150                  1,307
 31,505         AMX Corp. @ 16.470                                           519
 52,200         Mips Technologies, Inc. @ 9.850                              514
                                                                         -------
                                                                           2,340
                                                                         -------
                Total Common Stocks
                (Cost: $28,638,000)                                      $45,193
                                                                         -------
                Rights - 0.0%
                Computers - 0.0%
145,500   /(a)/ Miltope Group, Inc. @ 0.000                                   --
                                                                         -------
                Total Rights
                (Cost: $0)                                               $    --
                                                                         -------

See accompanying notes to financial statements.

                          OBERWEIS MICRO-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Face Amount                                                               Value
--------------------------------------------------------------------------------

              COMMERCIAL PAPER- 2.8%
 $1,300,000   Sears Roebuck Acceptance Corp.
              2.10%, due 01-04-05                                        $ 1,300
                                                                         -------

              Total Commercial Paper
              (Cost: $1,300,000)                                           1,300
                                                                         -------

              Total Investments - 99.6%
              (Cost: $29,938,000)                                         46,493

              Other Assets less Liabilities - 0.4%                           183
                                                                         -------
              NET ASSETS - 100%                                          $46,676
                                                                         =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* Income producing security during the year ended December 31, 2004. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2004.

Based on the cost of investments of $29,938,000 for federal income tax purposes at December 31, 2004, the aggregate gross unrealized appreciation was $17,698,000, the aggregate gross unrealized depreciation was $1,143,000 and the net unrealized appreciation of investments was $16,555,000.

     /(a)/ The security is valued in good faith by the board of trustees of the Fund as of December 31, 2004.

See accompanying notes to financial statements.

                           OBERWEIS MID-CAP PORTFOLIO

                            Portfolio of Investments

                     December 31, 2004 (value in thousands)

Shares     Company (Closing Price)                                         Value
--------------------------------------------------------------------------------
           COMMON STOCKS - 100.9%

           Automotive Transportation - Auto Trucks & Parts - 1.6%
 5,009   * Modine Manufacturing Co. @ 33.770                                $169
                                                                            ----
           Consumer Discretionary - Commercial Information Service - 3.1%
 6,627     Ask Jeeves, Inc. @ 26.750                                         177
 5,481     Audible, Inc. @ 26.050                                            143
                                                                            ----
                                                                             320
                                                                            ----
           Consumer Discretionary - Consumer Electronics - 2.3%
 5,000     InfoSpace, Inc. @ 47.550                                          238
                                                                            ----
           Consumer Discretionary - Education Services - 2.3%
 6,000     Career Education Corp. @ 40.000                                   240
                                                                            ----
           Consumer Discretionary - Household Furnishings - 3.6%
 6,084     Dorel Industries, Inc. @ 34.490                                   210
 8,097     Tempur Pedic International, Inc. @ 21.200                         171
                                                                            ----
                                                                             381
                                                                            ----
           Consumer Discretionary - Retail - 7.6%
 6,995     Build-A-Bear Workshop, Inc. @ 35.150                              246
 3,820     Chico's FAS, Inc. @ 45.530                                        174
 8,396     Urban Outfitters, Inc. @ 44.400                                   373
                                                                            ----
                                                                             793
                                                                            ----
           Consumer Discretionary - Textile - 4.2%
 4,000     Coach, Inc. @ 56.400                                              226
 7,000     Quicksilver, Inc. @ 29.790                                        208
                                                                            ----
                                                                             434
                                                                            ----
           Finanical Services - Insurance - Property & Casualty - 1.6%
 5,000   * Endurance Specialty Holdings, Ltd. @ 34.200                       171
                                                                            ----
           Health Care - Biotech Research & Production - 4.0%
 6,000     Celgene Corp. @ 26.520                                            159
 5,000     Cephalon, Inc. @ 50.880                                           255
                                                                            ----
                                                                             414
                                                                            ----
           Health Care - Drugs - Pharmaceuticals - 6.7%
 2,500     Barr Laboratories, Inc. @ 45.540                                 $114
 5,677     Connetics Corp. @ 24.290                                          138
 3,601     Kos Pharmaceuticals, Inc. @ 37.640                                136
12,246     QLT, Inc. @ 16.080                                                197
 3,864     The Medicines Co. @ 28.800                                        111
                                                                            ----
                                                                             696
                                                                            ----
           Health Care - Electrical Medical Systems - 5.0%
 6,000     Given Imaging, Ltd. @ 35.970                                      216
 7,577     Intuitive Surgical, Inc. @ 40.020                                 303
                                                                            ----
                                                                             519
                                                                            ----
           Health Care - Medical & Dental Instruments / Supplies - 4.1%
 7,000     CYTYC Corp. @ 27.570                                              193
 4,500     ResMed, Inc. @ 51.100                                             230
                                                                            ----
                                                                             423
                                                                            ----
           Material Producers - Metal Fabricating - 2.0%
 7,000     Maverick Tube Corp. @ 30.300                                      212
                                                                            ----
           Material Producers - Misc.
           Materials & Commodities - 2.1%
 3,919     Ceradyne, Inc. @ 57.210                                           224
                                                                            ----
           Other Energy - Crude Oil Producer - 3.4%
 9,766   * PetroKazakhstan, Inc. @ 37.100                                    362
                                                                            ----
           Other Energy - Machine Oilwell - 2.0%
 3,000   * CARBO Ceramics, Inc. @ 69.000                                     207
                                                                            ----
           Other Energy - Misc. - 0.9%
 4,074     Veritas DGC, Inc. @ 22.410                                         91
                                                                            ----
           Producer Durables - Homebuilding - 2.9%
13,000     Desarrolladora Homex @ 23.650                                     307
                                                                            ----
           Producer Durables - Machinery - 2.6%
 4,500   * Engineered Support Systems, Inc. @ 59.220                         266
                                                                            ----
           Producer Durables - Production Technology Equipment - 1.3%
 5,000   * Cognex Corp. @ 27.900                                             140
                                                                            ----

See accompanying notes to financial statements.

                           OBERWEIS MID-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares     Company (Closing Price)                                       Value
--------------------------------------------------------------------------------
           Technology - Communication - Technology - 7.2%
 4,000   * L-3 Communications Holdings, Inc. @ 73.240                   $   293
 7,500     Sierra Wireless, Inc. @ 17.680                                   133
 6,368     Tekelec @ 20.440                                                 130
14,341     TIBCO Software, Inc. @ 13.340                                    191
                                                                        -------
                                                                            747
                                                                        -------
           Technology - Computer Service Software & Systems - 12.0%
 7,323     Akamai Technologies, Inc. @ 13.030                                96
 7,756   * AutoDesk, Inc. @ 37.950                                          294
 6,715     Cognizant Technology Solutions Corp. @ 42.330                    284
 3,655     F5 Networks, Inc. @ 48.720                                       178
 3,818     MicroStrategy, Inc. @ 60.250                                     230
 8,000     Red Hat, Inc. @ 13.350                                           107
 1,000     SRA International, Inc. @ 64.200                                  64
                                                                        -------
                                                                          1,253
                                                                        -------
           Technology - Computer Technology - 3.4%
 6,908     Cogent, Inc. @ 33.000                                            228
 4,000     PalmOne, Inc. @ 31.550                                           126
                                                                        -------
                                                                            354
                                                                        -------
           Technology - Electronics - 2.5%
21,500     Aeroflex, Inc. @ 12.120                                          261
                                                                        -------
           Technology - Electronics Semi-Conductors - 12.4%
 8,000     Marvell Technology Group, Ltd. @ 35.470                          284
10,756     Sigmatel, Inc. @ 35.530                                          382
20,000     Silicon Image, Inc. @ 16.460                                     329
 3,238     Silicon Laboratories, Inc. @ 35.310                              115
44,000   * Siliconware Precision Industries, Co. @ 4.100                    180
                                                                        -------
                                                                          1,290
                                                                        -------
           Utilities - Telecommunications - 0.1%
   615     Telesystems International Wireless, Inc. @ 11.190                  7
                                                                        -------
           Total Common Stocks
           (Cost: $8,471,000)                                           $10,519
                                                                        -------
           Total Investments - 100.9%
           (Cost: $8,471,000)                                            10,519
           Other Liabilities less Assets - (0.9)%                           (93)
                                                                        -------
           NET ASSETS - 100%                                            $10,426
                                                                        =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* Income producing security during the year ended December 31, 2004. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2004.

Based on the cost of investments of $8,471,000 for federal income tax purposes at December 31, 2004, the aggregate gross unrealized appreciation was $2,548,000, the aggregate gross unrealized depreciation was $500,000 and the net unrealized appreciation of investments was $2,048,000.

See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                       Statement of Assets and Liabilities

           December 31, 2004 (in thousands, except pricing of shares)

                                                                  Emerging Growth   Micro-Cap    Mid-Cap
                                                                     Portfolio      Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
Assets:
   Investment securities at value                                     $175,568       $46,493     $10,519
      (Cost: $122,899, $29,938 and $8,471, respectively)

   Cash                                                                     --           244          --
   Receivable from fund shares sold                                         95           197          17
   Receivable from securities sold                                       1,237           801          --
   Dividends and interest receivable                                         1             7           1
   Prepaid expenses                                                         49            22          10
                                                                      --------       -------     -------
      Total Assets                                                     176,950        47,764      10,547
                                                                      --------       -------     -------
Liabilities:
   Payable to custodian bank                                               799            --          91
   Payable for fund shares redeemed                                        144           201           5
   Payable for securities purchased                                        139           766          --
   Payable to advisor (see note 2)                                         120            37           7
   Payable to distributor                                                   37             9           2
   Accrued expenses                                                         97            75          16
                                                                      --------       -------     -------
      Total Liabilities                                                  1,336         1,088         121
                                                                      --------       -------     -------
Net Assets                                                            $175,614       $46,676     $10,426
                                                                      ========       =======     =======
Analysis of net assets:
   Aggregate paid in capital                                          $119,854       $27,625     $10,743
   Accumulated net realized gain (loss) on investments                   3,091         2,496      (2,365)
   Net unrealized appreciation of investments                           52,669        16,555       2,048
                                                                      --------       -------     -------
      Net Assets                                                      $175,614       $46,676     $10,426
                                                                      ========       =======     =======
The Pricing of Shares:
   Net asset value and offering price per share
Emerging Growth Portfolio:
   ($175,613,701 divided by 6,286,765 shares outstanding)             $  27.93
                                                                      ========
Micro-Cap Portfolio:
   ($46,676,234 divided by 2,667,795 shares outstanding)                             $ 17.50
                                                                                     =======
Mid-Cap Portfolio:
   ($10,426,492 divided by 872,224 shares outstanding)                                           $ 11.95
                                                                                                 =======

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                             Statement of Operations

                   Year Ended December 31, 2004 (in thousands)

                                                                  Emerging Growth   Micro-Cap    Mid-Cap
                                                                     Portfolio      Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                           $     19       $     16    $    --
   Dividends                                                               101             76         47
                                                                      --------       --------    -------
      Total Investment Income                                              120             92         47
                                                                      --------       --------    -------
Expenses:
   Investment advisory fees                                                762            361         44
   Management fees                                                         737            241         44
   Distribution fees (see note 2)                                          461            151         27
   Transfer agent fees and expenses                                        279             78         38
   Custodian fees and expenses                                             118             54         32
   Professional fees                                                       109             60          6
   Shareholder reports                                                      85             39          6
   Federal and state registration fees                                      72             26         15
   Trustees' fees                                                           18              7          1
   Insurance                                                                17              7          1
   Miscellaneous                                                             3              1         --
                                                                      --------       --------    -------
      Total Expenses                                                     2,661          1,025        214
                                                                      --------       --------    -------
Net Investment Loss Before Expense Reimbursement                        (2,541)          (933)      (167)
   Expense Reimbursement and Earnings Credits (see note 2)                   4              4          1
                                                                      --------       --------    -------
Net Investment Loss                                                     (2,537)          (929)      (166)
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                        18,642         27,145      1,472
Net realized gain from covered call options written                         57             25          2
                                                                      --------       --------    -------
   Total net realized gain                                              18,699         27,170      1,474
Decrease in net unrealized appreciation of investments                 (10,025)       (28,225)    (1,073)
                                                                      --------       --------    -------
Net realized and unrealized gain (loss) on investments                   8,674         (1,055)       401
                                                                      --------       --------    -------
Net increase (decrease) in net assets resulting from operations       $  6,137       $ (1,984)   $   235
                                                                      ========       ========    =======

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                             Emerging Growth Portfolio
                                                             -------------------------
                                                              Years ended December 31,
                                                             -------------------------
                                                                  2004        2003
                                                               ---------   ---------
From Operations:
   Net investment loss                                         $  (2,537)  $  (1,622)
   Net realized gain on investments                               18,699       2,108
   Increase (decrease) in net unrealized
   appreciation (depreciation) of investments                    (10,025)     55,324
                                                               ---------   ---------
   Net increase in net assets resulting from operations            6,137      55,810
                                                               ---------   ---------
From Distributions:
   Distributions from net realized gains on investments           (4,683)         --
                                                               ---------   ---------
From Capital Share Transactions:
   Net proceeds from sale of shares                               86,918     310,899
   Proceeds from reinvestment of distributions                     4,473          --
   Redemption of shares                                         (159,926)   (185,306)
                                                               ---------   ---------
   Net increase (decrease) from capital share transactions       (68,535)    125,593
                                                               ---------   ---------
   Total increase (decrease) in net assets                       (67,081)    181,403

Net Assets:
   Beginning of year                                             242,695      61,292
                                                               ---------   ---------
   End of year                                                 $ 175,614   $ 242,695
                                                               =========   =========
Transactions in Shares:
   Shares sold                                                     3,276      13,107
   Shares issued in reinvestment of dividends                        174          --
   Less shares redeemed                                           (6,136)     (7,934)
                                                               ---------   ---------
   Net increase (decrease) from capital share transactions        (2,686)      5,173
                                                               =========   =========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                        Micro-Cap Portfolio
                                                                     ------------------------
                                                                     Years ended December 31,
                                                                     ------------------------
                                                                         2004       2003
                                                                       --------   --------
From Operations:
   Net investment loss                                                 $   (929)  $ (1,085)
   Net realized gain on investments                                      27,170     16,337
   Increase (decrease) in net unrealized
   appreciation (depreciation) of investments                           (28,225)    40,899
                                                                       --------   --------
   Net increase (decrease) in net assets resulting from operations       (1,984)    56,151
                                                                       --------   --------
From Distributions:
   Distributions from net realized gains on investments                 (13,764)    (9,965)
                                                                       --------   --------
From Capital Share Transactions:
   Net proceeds from sale of shares                                      15,331     98,526
   Proceeds from reinvestment of distributions                           12,993      8,993
   Redemption of shares                                                 (65,446)   (76,137)
                                                                       --------   --------
   Net increase (decrease) from capital share transactions              (37,122)    31,382
                                                                       --------   --------
   Total increase (decrease) in net assets                              (52,870)    77,568

Net Assets:
   Beginning of year                                                     99,546     21,978
                                                                       --------   --------
   End of year                                                         $ 46,676   $ 99,546
                                                                       ========   ========
Transactions in Shares:
   Shares sold                                                              716      5,713
   Shares issued in reinvestment of dividends                               877        342
   Less shares redeemed                                                  (2,716)    (3,850)
                                                                       --------   --------
   Net increase (decrease) from capital share transactions               (1,123)     2,205
                                                                       ========   ========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                Mid-Cap Portfolio
                                                            ------------------------
                                                            Years ended December 31,
                                                            ------------------------
                                                                 2004       2003
                                                               --------   --------
From Operations:
   Net investment loss                                         $  (166)   $  (133)
   Net realized gain (loss) on investments                       1,474       (535)
   Increase (decrease) in net unrealized
      appreciation (depreciation) of investments                (1,073)     3,473
                                                               -------    -------
   Net increase in net assets resulting from operations            235      2,805
                                                               -------    -------
From Capital Share Transactions:
   Net proceeds from sale of shares                              4,520      7,421
   Redemption of shares                                         (5,149)    (3,776)
                                                               -------    -------
   Net increase (decrease)from capital share transactions         (629)     3,645
                                                               -------    -------
   Total increase (decrease) in net assets                        (394)     6,450

Net Assets:
   Beginning of year                                            10,820      4,370
                                                               -------    -------
   End of year                                                 $10,426    $10,820
                                                               =======    =======
Transactions in Shares:
   Shares sold                                                     381        735
   Less shares redeemed                                           (460)      (383)
                                                               -------    -------
Net increase (decrease) from capital share transactions            (79)       352
                                                               =======    =======

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                          Notes to Financial Statements

                                December 31, 2004

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is the Fund's policy and it intends to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. The tax character of distributions paid during the fiscal year ended December 31, 2004, to shareholders of record on November 11, 2004, were as follows (amounts in thousands):

                            Distributions   Distributions
                              Paid From       Paid From         Total
                               Ordinary     Net Long-Term   Distributions
                                Income      Capital Gains        Paid
                            -------------   -------------   -------------
Emerging Growth Portfolio        $--           $ 4,683         $ 4,683
Micro-Cap Portfolio               --            13,764          13,764

No distributions were required for the Mid-Cap Portfolio. The Funds designate the following amounts as long-term capital gain distributions. The amounts designated may not agree with the long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

                             Amount
                            -------
Emerging Growth Portfolio   $ 8,565
Micro-Cap Portfolio          16,410

                               THE OBERWEIS FUNDS

                          Notes to Financial Statements

                                December 31, 2004

The tax character of distributions paid during the fiscal year ended December 31, 2003, to shareholders of record on November 6, 2003, were as follows (amounts in thousands):

                            Distributions   Distributions
                              Paid From       Paid From         Total
                               Ordinary     Net Long-Term   Distributions
                                Income      Capital Gains        Paid
                            -------------   -------------   -------------
Micro-Cap Portfolio             $5,684          $4,281          $9,965

No distributions were required for the Emerging Growth Portfolio and Mid-Cap Portfolio. The Funds designate the following amounts as long-term capital gain distributions. The amounts designated may not agree with the long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

                             Amount
                            -------
Micro-Cap Portfolio          $5,333

The tax components of undistributed net investment income and net realized gains at December 31, 2004 were as follows (amounts in thousands):

                            Undistributed   Undistributed
                               Ordinary     Net Long-Term
                                Income      Capital Gains
                            -------------   -------------
Emerging Growth Portfolio        $--            $3,118
Micro-Cap Portfolio               --             2,496

As of December 31, 2004, the following Fund has net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations (amounts in thousands):

                    2009    2010    2011
                    ----   ------   ----
Mid-Cap Portfolio   $569   $1,087   $709

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Funds' organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), the Funds' principal distributor, is an affiliate of OAM.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $762,000, $361,000, and $44,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $737,000, $241,000 and $44,000, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. No expense reimbursement were required for the year ended December 31, 2004.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the year ended December 31, 2004, the Funds made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio incurred distribution fees totaling $461,000, $151,000 and $27,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.02 per share. For the year ended December 31, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio paid commissions of $1,250, $550 and $75, respectively to Oberweis Securities.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2004, other than options written and money market investments, aggregated $111,218,000 and $203,408,000, respectively, for the Emerging Growth Portfolio, $37,251,000 and $89,494,000, respectively, for the Micro-Cap Portfolio, and $10,159,000 and $10,858,000, respectively, for the Mid-Cap Portfolio. The Funds did not hold government securities during 2004.

Transactions in options written for the year ended December 31, 2004 were as follows:

                                              Emerging Growth           Micro-Cap               Mid-Cap
                                                 Portfolio              Portfolio              Portfolio
                                           --------------------   --------------------   --------------------
                                             Number                 Number                 Number
                                               of      Premiums       of      Premiums       of      Premiums
                                           Contracts   Received   Contracts   Received   Contracts   Received
                                           ---------   --------   ---------   --------   ---------   --------
Options outstanding at beginning of year       --      $     --        --     $     --       --      $    --
Options written                               700        57,000       220       25,000       30        2,000
Options expired                              (700)      (57,000)     (220)     (25,000)     (30)      (2,000)
Options closed                                 --            --        --           --       --           --
Options assigned                               --            --        --           --       --           --
                                             ----      --------     -----     --------      ---      -------
Options outstanding at end of year             --      $     --        --     $     --       --      $    --

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and is recorded when received.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, effective January 1, 2004, redemptions of shares of a Portfolio within 90 days of purchase were subject to a 1.00% redemption fee of the total redemption amount. The redemption fee applies only to shares acquired on or after January 1, 2004 and do not apply to exchanges. The 1.00% redemption fee is deducted from the redemption proceeds and is retained by the Portfolio.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Emerging Growth, Micro-Cap and Mid-Cap Portfolios were $106,000, $110,000 and $9,000, respectively, for the year ended December 31, 2004, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $4,000, $4,000 and $1,000, respectively. During the year ended December 31, 2004, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $20,000, $7,000 and $1,000, respectively, which is included in custodian fees and expenses in the statement of operations.

                              FINANCIAL HIGHLIGHTS

     Per share income and capital changes for a share outstanding throughout each year is as follows :

                                                                        Emerging Growth Portfolio
                                                                        Years ended December 31,
                                                         -----------------------------------------------------
                                                            2004          2003       2002      2001      2000
                                                         -----------------------------------------------------
Net asset value at beginning of year                     $  27.05       $  16.13   $ 21.29   $ 21.19   $ 36.15
Income (loss) from investment operations:
Net investment loss /(a)/                                    (.36)          (.27)     (.26)     (.31)    (. 48)
Net realized and unrealized gain (loss) on investments       2.00/(b)/     11.19     (4.90)      .41     (1.37)
                                                         --------       --------   -------   -------   -------
Total from investment operations                             1.64          10.92     (5.16)      .10     (1.85)
Less distributions:
Distribution from net realized gains on investments          (.76)            --        --        --    (13.11)
                                                         --------       --------   -------   -------   -------
Net asset value at end of year                           $  27.93       $  27.05   $ 16.13   $ 21.29   $ 21.19
                                                         ========       ========   =======   =======   =======
Total Return (%)                                              6.3           67.7     (24.2)      0.5     (10.7)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                 $175,614       $242,695   $61,292   $79,014   $83,643
Ratio of expenses to average net assets (%)                  1.44           1.37      1.57      1.65      1.42
Ratio of net investment loss to average net assets (%)      (1.38)         (1.18)    (1.48)    (1.51)    (1.27)
Portfolio turnover rate (%)                                    55             56        66        66        73
Average commission rate paid                             $  .0199       $  .0206   $ .0265   $ .0336   $ .0342

----------
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.02.

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                           Micro-Cap Portfolio
                                                                        Years ended December 31,
                                                         ------------------------------------------------------
                                                           2004          2003         2002      2001      2000
                                                         -------       -------      -------   -------   -------
Net asset value at beginning of year                     $ 26.26       $ 13.86      $ 16.77   $ 13.54   $ 16.94
Income (loss) from investment operations:
Net investment loss/(a)/                                    (.36)         (.31)        (.24)     (.24)     (.33)
Net realized and unrealized gain (loss) on investments      (.50)/(b)/   15.41/(b)/   (2.67)     3.47      (.74)
                                                         -------       -------      -------   -------   -------
Total from investment operations                            (.86)        15.10        (2.91)     3.23     (1.07)
Less distributions:
Distributions from net realized gains on investments       (7.90)        (2.70)          --        --     (2.33)
                                                         -------       -------      -------   -------   -------
Net asset value at end of year                           $ 17.50       $ 26.26      $ 13.86   $ 16.77   $ 13.54
                                                         =======       =======      =======   =======   =======
Total Return (%)                                             2.2         108.9        (17.3)     23.9      (8.0)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                 $46,676       $99,546      $21,978   $47,817   $20,491
Ratio of expenses to average net assets (%)                 1.70          1.60         1.93      1.98      1.96
Ratio of net investment loss to average net assets (%)     (1.54)        (1.47)       (1.64)    (1.59)    (1.79)
Portfolio turnover rate (%)                                   58            87           81        82        79
Average commission rate paid                             $ .0195       $ .0200      $ .0256   $ .0307   $ .0271

----------
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.04 and $0.05 for 2004 and 2003, respectively.

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                             Mid-Cap Portfolio
                                                                          Years ended December 31,
                                                         ---------------------------------------------------------
                                                           2004         2003        2002        2001         2000
                                                         -------      -------      ------      ------      -------
Net asset value at beginning of year                       11.37      $  7.29      $10.83      $17.12      $ 24.29
Income (loss) from investment operations:
Net investment loss/(a)/                                    (.17)        (.18)       (.17)       (.21)        (.46)
Net realized and unrealized gain (loss) on investments       .75/(b)/    4.26/(b)/  (3.37)      (6.08)       (2.27)
                                                         -------      -------      ------      ------      -------
Total from investment operations                             .58         4.08       (3.54)      (6.29)       (2.73)
Less distributions:
Distributions from net realized gains on investments          --           --          --          --        (4.44)
                                                         -------      -------      ------      ------      -------
Net asset value at end of year                           $ 11.95      $ 11.37      $ 7.29      $10.83      $ 17.12
                                                         =======      =======      ======      ======      =======
Total Return (%)                                             5.1         56.0       (32.7)      (36.7)       (13.1)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                 $10,426      $10,820      $4,370      $6,449      $12,308
Ratio of expenses to average net assets (%)                 1.96         2.00/(c)/   2.00/(c)/   2.00/(c)/    1.86
Ratio of net investment loss to average net assets (%)     (1.52)       (1.91)      (1.91)      (1.75)       (1.78)
Portfolio turnover rate (%)                                   86           29          66         115           97
Average commission rate paid                             $ .0196      $ .0200      $.0256      $.0312      $ .0269

----------
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.01 and $0.01 for 2004 and 2003, respectively. /(c)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.31%, 2.66%, and 2.60%, for 2003, 2002, and 2001 respectively, before expense reimbursement and earnings credits.

             REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Oberweis Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio (three portfolios constituting The Oberweis Funds, hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the three years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors, whose report dated February 5, 2002, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

February 16, 2005
Chicago, Illinois

                   Trustees and Officers of The Oberweis Funds

                                                                                                          NUMBER OF
                                                                                                         PORTFOLIOS
                               POSITION HELD   TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION        OVERSEEN         OTHER
NAME, ADDRESS AND AGE            WITH FUND          OF TIME SERVED              LAST FIVE YEARS          BY TRUSTEE    DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Katherine Smith Dedrick (47)  Trustee         Trustee since               Attorney - Levenfeld                3             None
951 Ice Cream Dr.                             November, 2004/(1)/         Pearlstein, LLC, January
North Aurora, IL 60542                                                    2005 to present; Attorney -
                                                                          Hinshaw & Culbertson 1985
                                                                          to January 2005.

Gary D. McDaniel (56)         Trustee         Trustee since               Vice President/General              3             None
951 Ice Cream Dr.                             May, 2004/(1)/              Manager of the Flexible
North Aurora, IL 60542                                                    Packaging Group - Smurfit
                                                                          Stone Container, March 1988
                                                                          to present.

James G. Schmidt (57)         Trustee         Trustee since               Senior Vice President and           3             None
951 Ice Cream Dr.                             November, 2003/(1)/         Chief Financial Officer -
North Aurora, IL 60542                                                    Federal Heath Sign Co., May
                                                                          2003 to present; Vice
                                                                          President - Finance Federal
                                                                          Sign division of Federal
                                                                          Signal Corp. October, 1991
                                                                          to April, 2003.

James D. Oberweis (58)        Trustee/        Trustee and Officer         Director - Oberweis Asset           3             None
951 Ice Cream Dr.             President/(2)/  since July, 1986/(1)//(3)/  Management, Inc. September,
North Aurora, IL 60542                                                    1994 to present. Chairman -
                                                                          September 2001 to present.
                                                                          President - September, 1989
                                                                          to August, 2001.

Patrick B. Joyce (45)         Executive Vice  Officer since               Executive Vice President,    Not Applicable       None
951 Ice Cream Dr.             President and   October, 1994/(3)/          Secretary and Director -
North Aurora, IL 60542        Treasurer                                   Oberweis Asset Management,
                                                                          Inc., September, 1994 to
                                                                          present; Executive Vice
                                                                          President and Director -
                                                                          Oberweis Securities, Inc.
                                                                          September, 1996 to present.

Martin L. Yokosawa (44)       Senior Vice     Officer since               Senior Vice President -      Not Applicable       None
951 Ice Cream Dr.             President       October, 1994/(3)/          Oberweis Asset Management,
North Aurora, IL 60542                                                    Inc., September, 1994 to
                                                                          Present; Senior Vice
                                                                          President - Oberweis
                                                                          Securities, Inc., January,
                                                                          1997 to present.

James W. Oberweis (30)        Senior Vice     Officer since               President - Oberweis Asset   Not Applicable       None
951 Ice Cream Dr.             President       August, 1996/(3)/           Management, Inc.,
North Aurora, IL 60542                                                    September, 2001 to present;
                                                                          Senior Vice President May,
                                                                          1996 to August, 2001;
                                                                          Portfolio Manager from
                                                                          December, 1995 to present;
                                                                          President and Director -
                                                                          Oberweis Securities, Inc.,
                                                                          September, 1996 to present.

/(1)/ - Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

/(2)/ - James D. Oberweis is an interested trustee of the Fund by reasons of his positions as the President of the Fund and the Chairman and a portfolio manager of Oberweis Asset Management, Inc., the Fund's investment advisor.

/(3)/ - Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

              Trustees and Officers of The Oberweis Funds (cont'd.)

                                                                                                          NUMBER OF
                                                                                                         PORTFOLIOS
                               POSITION HELD   TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION        OVERSEEN         OTHER
NAME, ADDRESS AND AGE            WITH FUND          OF TIME SERVED              LAST FIVE YEARS          BY TRUSTEE    DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Steven J. LeMire (35)         Vice President  Officer since               Vice President, Operations   Not Applicable       None
951 Ice Cream Dr.             and Secretary   August, 1996 /(3)/          - Oberweis Asset
North Aurora, IL 60542                                                    Management, Inc., June,
                                                                          2000 to present; Compliance
                                                                          Manager - Oberweis
                                                                          Securities, Inc., March
                                                                          1997 to June, 2000.

David I. Covas (30)           Vice President  Officer since               Vice President - Oberweis    Not Applicable       None
951 Ice Cream Dr.                             August, 2004/(3)/           Asset Management, Inc.,
North Aurora, IL 60542                                                    September, 2003 to present;
                                                                          Research Analyst June, 1997
                                                                          to August, 2003.

/(1)/ - Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

/(2)/ - James D. Oberweis is an interested trustee of the Fund by reasons of his positions as the President of the Fund and the Chairman and a portfolio manager of Oberweis Asset Management, Inc., the Fund's investment advisor.

/(3)/ - Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

                               THE OBERWEIS FUNDS

                            Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds' (the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio) portfolio securities to the Funds' investment adviser, Oberweis Asset Management, Inc. ("OAM"). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds' Statement of Additional Information, which can be found on the Securities and Exchange Commission's ("SEC") web-site at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC's web-site at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds' Forms NQ are available, without charge, on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses:

The first line for each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               THE OBERWEIS FUNDS

                              Beginning        Ending         Expense Paid     Expense Ratio
                            Account Value   Account Value    During Period*    During Period
                               7/1/04          12/31/04     7/1/04-12/31/04   7/1/04-12-31/04
                            -------------   -------------   ---------------   ---------------
Emerging Growth Portfolio
Actual ..................     $1,000.00       $1,073.20          $10.27            1.48%
Hypothetical (5% return
before expenses) ........     $1,000.00       $1,023.56          $10.02            1.48%

Micro-Cap Portfolio
Actual ..................     $1,000.00       $1,058.10          $12.12            1.76%
Hypothetical (5% return
before expenses) ........     $1,000.00       $1,021.69          $11.91            1.76%

Mid-Cap Portfolio
Actual ..................     $1,000.00       $1,019.60          $13.59            2.01%
Hypothetical (5% return
before expenses) ........     $1,000.00       $1,020.02          $13.59            2.01%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
James D. Oberweis          Katherine Smith Dedrick
Trustee and President      Trustee

Gary D. McDaniel           James G. Schmidt
Trustee                    Trustee

Patrick B. Joyce           Martin L. Yokosawa
Executive Vice President   Senior Vice President
Treasurer

James W. Oberweis          Steven J. LeMire
Senior Vice President      Vice President
                           Secretary

David I. Covas
Vice President

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweisfunds.com

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweisfunds.com

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street, Chicago, IL 60601

Registered Independent Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

[LOGO] The Oberweis Funds
       Emerging Growth Portfolio
       Micro-Cap Portfolio
       Mid-Cap Portfolio

[LOGO] The Oberweis Funds

  Annual Report
     Audited
December 31, 2004

ITEM 2.   CODE OF ETHICS.

          (a) As of December 31, 2004, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.
          (b) A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

          (a) (1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.
          (b) The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a)-(d)

                                2003     2004
          ------------------------------------
          Audit fees           37,100   31,750
          ------------------------------------
          Audit-Related Fees   N/A          --
          ------------------------------------
          Tax Fees             7,750    17,750
          ------------------------------------
          All Other Fees       N/A          --
          ------------------------------------

          Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

          (e)(1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

          (e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) Not Applicable.

          (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2004 and 2003 were $17,750 and 7,750, respectively.

          (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal account's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not Applicable to the registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not Applicable to the registrant.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not Applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
          (b) There has been no change to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

          (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit
                    99.406. Code of Ethics.

          (a) (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) attached hereto as
                    Exhibit 99.CERT.

          (a) (3) Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds


By (Signature and Title*) /s/ James W. Oberweis
                          ------------------------------------------
                          James W. Oberweis
                          President, The Oberweis Funds

Date 02/25/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title*) /s/ James W. Oberweis
                          ------------------------------------------
                          James W. Oberweis
                          President, The Oberweis Funds

Date 02/25/20054


By (Signature and Title*) /s/ Patrick B. Joyce
                          ------------------------------------------
                          Patrick B. Joyce
                          Executive Vice President and Treasurer,
                          The Oberweis Funds

Date 02/25/2005

/*/ Print the name and title of each signing officer under his or her signature.